Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities Effects Major Items [Table Text Block]
The tax effects of the major items recorded as deferred tax assets and liabilities are:

	As of December 31,
	2013	2012
In millions
Deferred tax assets:
Inventories	$11.9	$14.9
Restructuring liabilities	87.3	31.2
Accrued liabilities	61.1	52.0
Solar energy systems	571.0	461.9
Deferred revenue	51.3	66.3
Property, plant and equipment	52.9	35.7
Pension, medical and other employee benefits	—	12.2
Foreign repatriation	—	3.4
Net operating loss carry forwards	110.3	132.3
Foreign tax credits	252.9	70.8
Other	92.5	75.6
Total deferred tax assets	$1,291.2	$956.3
Valuation allowance	(785.9)	(510.5)
Net deferred tax assets	$505.3	$445.8
Deferred tax liabilities:
Solar energy systems	$(372.9)	$(286.7)
Branch operations	(51.8)	—
Other	(14.9)	(74.2)
Total deferred tax liabilities	$(439.6)	$(360.9)
Net deferred tax assets	$65.7	$84.9

Schedule of Income before Income Tax, Domestic and Foreign
before income tax expense (benefit) and equity in earnings (loss) of joint ventures consists of the following:

	For the Year Ended December 31,
	2013	2012	2011
In millions
U.S.	$(549.4)	$(261.1)	$(780.6)
Foreign	(42.4)	179.6	(603.5)
Total	$(591.8)	$(81.5)	$(1,384.1)

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
In millions
Year ended December 31, 2013:
U.S. Federal	$(13.1)	$47.6	$34.5
State and local	1.7	(6.1)	(4.4)
Foreign	6.1	(8.4)	(2.3)
Total	$(5.3)	$33.1	$27.8
Year ended December 31, 2012:
U.S. Federal	$38.9	$(0.2)	$38.7
State and local	(14.0)	0.7	(13.3)
Foreign	47.5	(8.0)	39.5
Total	$72.4	$(7.5)	$64.9
Year ended December 31, 2011:
U.S. Federal	$6.7	$37.2	$43.9
State and local	4.6	4.7	9.3
Foreign	15.9	4.0	19.9
Total	$27.2	$45.9	$73.1

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to loss before income taxes and equity in earnings (loss) of joint ventures. The “Effect of foreign operations” includes the net reduced taxation of foreign profits from combining jurisdictions with rates above and below the U.S. federal statutory rate and the impact of U.S. foreign tax credits.

	For the Year Ended December 31,
	2013	2012	2011
Income tax at federal statutory rate	(35.0)%	(35.0)%	(35.0)%
Increase (reduction) in income taxes:
Effect of foreign operations	(8.7)	(71.6)	19.3
Foreign incentives	(0.4)	(5.7)	(1.1)
Foreign repatriation	—	(2.1)	0.4
State income taxes, net of U.S. Federal benefit	(0.4)	(16.6)	0.7
Tax authority positions, net	0.2	3.8	1.2
Valuation allowance	47.1	183.2	15.1
Other, net	1.9	23.6	4.7
Effective tax rate	4.7%	79.6%	5.3%

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	For the year ended December 31,
	2013	2012
In millions
Beginning of year	$50.9	$46.2
Additions based on tax positions related to the current year	7.8	7.8
Reductions due to settlement with tax authorities	(34.2)	—
Decreases for tax positions of prior years	(7.8)	(3.1)
End of year	$16.7	$50.9

Schedule of Deferred Tax Assets and Liabilities
Our deferred tax assets and liabilities, netted by taxing jurisdiction, are reported in the following captions in the consolidated balance sheet:

	As of December 31,
	2013	2012
In millions
Current deferred tax assets, net (recorded in prepaids and other current assets)	$87.9	$89.0
Non-current deferred tax liabilities, net (recorded in other liabilities)	(22.2)	(4.1)
Total	$65.7	$84.9